SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION
Nonvested Restricted Stock Units Activity
A summary of the activity relating to restricted common shares during the years ended December 31, 2013, 2012 and 2011 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of December 31, 2010	431	$6,642.00	1.7
Granted (3), (4), (5), (6)	4,412	418.50	2.4
Forfeited (1), (2), (3), (4)	(146)	1,521.00	-
Vested (1), (2)	(403)	6,723.00	-
Outstanding and non-vested shares, as of December 31, 2011	4,294	414.00	2.4
Forfeited (4), (6)	(1,151)	409.50	-
Vested (1), (3), (4), (5), (6)	(1,311)	373.50	-
Outstanding and non-vested shares, as of December 31, 2012	1,832	445.50	2.9
Granted (7)	39,541	285.85	0.8
Forfeited (4), (6)	(334)	359.03	-
Vested (1), (4), (6), (7)	(41,039)	292.27	-
Outstanding and non-vested shares, as of December 31, 2013	-	$-	-

(1)
403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.

(2)
15 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 13 shares were granted on April 15, 2010, of which: (a) 4 vested over a one year period (January 1, 2011) and (b) 9 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 3 vested on January 1, 2011 and (ii) the remaining 6 were forfeited on December 31, 2011 due to the resignation of one board member.

(3)
19 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 11 shares were forfeited on December 31, 2011 due to the resignation of three board members and 8 shares were fully vested in 2012.

(4)
812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.

(5)
778 shares were granted to members of the board of directors on December 21, 2011, of which 311 shares were vested upon issuance (February 15, 2012) and the remaining 467 shares were vested on December 31, 2012.

(6)
2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.

(7)
On April 1, 2013, the Company granted and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.

Share-based Compensation, Stock Options, Activity
The summary of share option awards is summarized as follows (in thousands except per share data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Vesting Period (Years)

Outstanding, as of December 31, 2011 (1)	380	$14,454.86	$3,131.41	3.0
Outstanding, as of December 31, 2012	380	14,454.86	3,131.41	3.0
Outstanding, as of December 31, 2013	380	$14,454.86	$3,131.41	3.0
Exercisable at December 31, 2013	380	$14,454.86	$3,131.41	-

(1)
In 2008, the Company granted 56 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.